Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 152	$ 270	$ (74)
Other comprehensive income (loss):
Net change in unrealized gains (losses) on non-credit impaired available-for-sale securities	21	36	(28)
Retirement plan liabilities adjustments	4	22	(9)
Foreign currency translation adjustments	6	4	(6)
Income tax effect:
Net unrealized (gains) losses on non-credit impaired available-for-sale securities	(7)	(13)	10
Retirement plan liabilities adjustments	(1)	(7)	3
Foreign currency translation adjustments	(2)	(1)	2
Other comprehensive income (loss), net of tax, before reclassification adjustments	21	41	(28)
Reclassification adjustments included in net income (loss):
Net realized gains on available-for-sale securities	(14)	(15)	(12)
Net realized gain on foreign currency translation adjustments	0	(4)	0
Income tax effect:
Net realized gains on available-for-sale securities	5	5	4
Reclassification adjustments included in net income, net of tax	(9)	(14)	(8)
Other comprehensive income (loss), net of tax	12	27	(36)
Comprehensive income (loss)	164	297	(110)
Comprehensive income attributable to non-controlling interests	0	28	127
Comprehensive income (loss) attributable to Springleaf Finance Corporation	$ 164	$ 269	$ (237)